Sohu.com Limited Shareholders' Equity (Sohu's 2018 Share Incentive Plan, Restricted Share Unit Activity) (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	$ 2,094	$ 41,468	$ 19,120
Sohu.com Limited [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	$ (1,916)	$ (814)	1,309
Sohu.com Limited [Member] | Sohu 2018 Share Incentive Plan [Member] | Restricted Share Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Units, Unvested, Beginning balance	1
Number of Units, Granted	0
Number of Units, Vested	(1)
Number of Units, Forfeited	0
Number of Units, Unvested, Ending balance	0	1
Number of Units, Expected to vest thereafter	0
Weighted-Average Grant-Date Fair Value, Unvested, Beginning balance	$ 72.92
Weighted-Average Grant-Date Fair Value, Vested	72.92
Weighted-Average Grant-Date Fair Value, Unvested, Ending balance	$ 72.92	$ 72.92
Share-based compensation expense	$ 0	$ (1,700)	1,300
Unrecognized compensation expenses	0
Fair value of restricted stock units vested	$ 0	$ 300	$ 900